STATEMENT OF INCOME BY NATURE (Details Narrative) - BRL (R$)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Incurred in expenses	R$ 10,385	R$ 17,041	R$ 30,840	R$ 48,228